Summary of Significant Accounting Policies (Details) - Schedule of Disaggregates Revenue by Timing of Revenues - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Revenues
Total revenue	$ 62,751,271	$ 81,663,901
Goods transferred at a point in time [Member]
Revenues
Total revenue	60,891,362	79,302,579
Services transferred over time [Member]
Revenues
Total revenue	$ 1,859,909	$ 2,361,322